Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments and Financial Risk Management
Financial Instruments and Financial Risk Management

The Corporation’s financial instruments consist of cash and cash equivalents, accounts receivable, risk management contracts, certain long-term investments and other assets, accounts payable and accrued liabilities, dividends payable, short-term and long-term debt and certain other current and long-term liabilities.

Fair Value Hierarchy

AltaGas categorizes its financial assets and financial liabilities into one of three levels based on fair value measurements and inputs used to determine the fair value.

Level 1 - fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Fair values are based on direct observations of transactions involving the same assets or liabilities and no assumptions are used. Included in this category are publicly traded shares valued at the closing price as at the balance sheet date.

Level 2 - fair values are determined based on valuation models and techniques where inputs other than quoted prices included within Level 1 are observable for the asset or liability either directly or indirectly. AltaGas enters into derivative instruments in the futures, over-the-counter and retail markets to manage fluctuations in commodity prices and foreign exchange rates. The fair values of power, natural gas and NGL derivative contracts were calculated using forward prices based on published sources for the relevant period, adjusted for factors specific to the asset or liability, including basis and location differentials, discount rates, and currency exchange. The fair value of foreign exchange derivative contracts was calculated using quoted market rates. The fair value of foreign exchange option contracts was calculated using a variation of the Black-Scholes pricing model.

Level 3 - fair values are based on inputs for the asset or liability that are not based on observable market data. AltaGas uses valuation techniques when observable market data is not available. A variety of valuation methodologies are used to determine the fair value of Level 3 derivative contracts, including developed valuation inputs and pricing models. The prices used in the valuations are corroborated using multiple pricing sources, and the Corporation periodically conducts assessments to determine whether each valuation model is appropriate for its intended purpose. Level 3 derivatives include physical contracts at illiquid market locations with no observable market data, long-dated positions where observable pricing is not available over the life of the contract, contracts valued using historical spot price volatility assumptions, and valuations using indicative broker quotes for inactive market locations.

The following methods and assumptions were used to estimate the fair value of each significant class of financial instruments:

Other current liabilities - the carrying amounts approximate fair value because of the short maturity of these instruments.

Current portion of long-term debt, Long-term debt and Other long-term liabilities - the fair value of these liabilities was estimated based on discounted future interest and principal payments using the current market interest rates of instruments with similar terms.

Risk management assets and liabilities - the fair values of power, natural gas and NGL derivative contracts were calculated using forward prices from published sources for the relevant period. The fair value of foreign exchange derivative contracts was calculated using quoted market rates. The fair value of Level 3 derivative contracts was calculated using internally developed valuation inputs and pricing models.

Equity securities – the fair value of equity securities was calculated using quoted market prices.

Loans and receivables – the fair value of these assets was estimated based on discounted future interest and principal payments using the current market interest rates of instruments with similar terms.

As at	December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income (a)
Risk management assets - current	$81.4	$—	$30.4	$51.0	$81.4
Risk management assets - non-current	30.9	—	6.7	24.2	30.9
Equity securities (b)	4.3	4.3	—	—	4.3
Fair value through regulatory assets (a)
Risk management assets - current	5.2	—	—	5.2	5.2
Risk management assets - non-current	8.2	—	0.4	7.8	8.2
Amortized cost
Loans and receivables (b)	45.0	—	46.1	—	46.1
	$175.0	$4.3	$83.6	$88.2	$176.1
Financial liabilities
Fair value through net income (a)
Risk management liabilities - current	$120.6	$—	$98.7	$21.9	$120.6
Risk management liabilities - non-current	77.0	—	19.2	57.8	77.0
Fair value through regulatory liabilities (a)
Risk management liabilities - current	4.2	—	0.6	3.6	4.2
Risk management liabilities - non-current	90.0	—	—	90.0	90.0
Amortized cost
Current portion of long-term debt	922.9	—	922.9	—	922.9
Long-term debt	5,927.8	—	6,263.8	—	6,263.8
Other current liabilities (c)	15.4	—	15.4	—	15.4
	$7,157.9	$—	$7,320.6	$173.3	$7,493.9

(a)
To manage price risk associated with acquiring natural gas supply for Maryland, Virginia, and District of Columbia utility customers, Washington Gas, a subsidiary of the Corporation, enters into physical and financial derivative transactions. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities. Additionally, as part of its asset optimization program, Washington Gas enters into derivatives with the primary objective of securing operating margins that Washington Gas will ultimately realize. Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas' shareholder and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized.

(b)	Included under the line item "long-term investments and other assets" on the Consolidated Balance Sheets.

(c)	Excludes non-financial liabilities.

As at	December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income(a)
Risk management assets - current	$99.0	$—	$68.3	$30.7	$99.0
Risk management assets - non-current	49.0	—	18.0	31.0	49.0
Equity securities(b)	8.4	8.4	—	—	8.4
Fair value through regulatory assets (a)
Risk management assets - current	15.1	—	2.7	12.4	15.1
Risk management assets - non-current	8.7	—	—	8.7	8.7
Amortized cost
Loans and receivables (b)	45.0	—	45.2	—	45.2
	$225.2	$8.4	$134.2	$82.8	$225.4
Financial liabilities
Fair value through net income(a)
Risk management liabilities - current	$72.0	$—	$41.3	$30.7	$72.0
Risk management liabilities - non-current	103.4	—	15.3	88.1	103.4
Fair value through regulatory liabilities (a)
Risk management liabilities - current	17.3	—	2.9	14.4	17.3
Risk management liabilities - non-current	109.6	—	0.1	109.5	109.6
Amortized cost
Current portion of long-term debt	890.2	—	884.4	—	884.4
Long-term debt	8,066.9	—	8,040.3	—	8,040.3
Other current liabilities (c)	11.2	—	11.2	—	11.2
Other long-term liabilities (c)	2.0	—	2.0	—	2.0
	$9,272.6	$—	$8,997.5	$242.7	$9,240.2

(a)
To manage price risk associated with acquiring natural gas supply for Maryland, Virginia, and District of Columbia utility customers, Washington Gas, a subsidiary of the Corporation, enters into physical and financial derivative transactions. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities. Additionally, as part of its asset optimization program, Washington Gas enters into derivatives with the primary objective of securing operating margins that Washington Gas will ultimately realize. Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas' shareholder and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized.

(b)	Included under the line item "long-term investments and other assets" on the Consolidated Balance Sheets.

(c)	Excludes non‑financial liabilities.

The following table includes quantitative information about the significant unobservable inputs used in the fair value measurement of Level 3 financial instruments as at December 31, 2019:

	Net Fair Value	Valuation Technique	Unobservable Inputs	Range
Natural gas	$(83.8)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	$(1.18)	-	$3.27
Natural gas	$(1.4)	Option Model	Natural Gas Basis Price (per dekatherm)	$(1.19)	-	$3.30
			Annualized Volatility of Spot Market Natural Gas	29%	-	906%
Electricity	$0.1	Discounted Cash Flow	Electricity Congestion Price (per megawatt hour)	$(6.73)	-	$65.26

The following tables provide a reconciliation of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy:

For the year ended December 31	2019			2018
	Natural Gas	Electricity	Total	Natural Gas	Electricity	Total
Balance, beginning of year	$(148.5)	$(14.7)	$(163.2)	$—	$—	$—
Acquired (note 3)	—	—	—	(136.1)	(10.6)	(146.7)
Realized and unrealized gains (losses):
Recorded in income	47.6	1.4	49.0	(8.3)	(6.5)	(14.8)
Recorded in regulatory assets	23.6	—	23.6	(5.9)	—	(5.9)
Transfers into Level 3	(9.0)	—	(9.0)	—	—	—
Transfers out of Level 3	12.3	—	12.3	7.3	—	7.3
Purchases	—	(11.4)	(11.4)	—	6.4	6.4
Settlements	(17.1)	24.4	7.3	0.3	(3.4)	(3.1)
Foreign exchange translation	5.9	0.4	6.3	(5.8)	(0.6)	(6.4)
Balance, end of year	$(85.2)	$0.1	$(85.1)	$(148.5)	$(14.7)	$(163.2)

Transfers between different levels of the fair value hierarchy may occur based on fluctuations in the valuation and on the level of observable inputs used to value the instruments from period to period. Transfers into and out of the different levels of the fair value hierarchy are presented at the fair value as of the beginning of the period. Transfers out of Level 3 during the year ended December 31, 2019 were due to an increase in valuations using observable market inputs. Transfers into Level 3 during the year ended December 31, 2019 were due to an increase in unobservable market inputs used in valuations.

Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements

Year Ended December 31	2019	2018
Recorded to revenue	$75.2	$(11.1)
Recorded to cost of sales	(26.2)	(3.7)
	$49.0	$(14.8)

Summary of Unrealized Gains (Losses) on Risk Management Contracts Recognized in Net Income (Loss)

Year Ended December 31	2019	2018
Natural gas	$22.5	$(2.2)
Energy exports	(86.7)	—
NGL frac spread	(17.4)	40.0
Power	(4.9)	9.3
Foreign exchange	1.2	33.7
	$(85.3)	$80.8

Offsetting of Derivative Assets and Derivative Liabilities

Certain of AltaGas’ risk management contracts are subject to master netting arrangements that create a legally enforceable right for a counterparty to offset the related financial assets and financial liabilities. As part of these master netting agreements, cash, letters of credit and parental guarantees may be required to be posted or obtained from counterparties in order to mitigate credit risk related to both derivative and non-derivative positions. Collateral balances are also offset against the related counterparties’ derivative positions to the extent the application would not result in the over-collateralization of those derivative positions on the balance sheet.

As at	December 31, 2019
Risk management assets (a)	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Natural gas	$121.2	$(53.7)	$—	$67.5
Energy exports	9.7	(2.7)	4.4	11.4
NGL frac spread	0.3	(0.2)	—	0.1
Power	53.5	(6.8)	—	46.7
	$184.7	$(63.4)	$4.4	$125.7

Risk management liabilities (b)
Natural gas	$226.1	$(53.7)	$(27.7)	$144.7
Energy exports	89.5	(2.7)	—	86.8
NGL frac spread	1.7	(0.2)	—	1.5
Power	68.7	(6.8)	(3.1)	58.8
	$386.0	$(63.4)	$(30.8)	$291.8

(a)	Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $86.6 million and risk management assets (non‑current) balance of $39.1 million.

(b)
Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $124.8 million and risk management liabilities (non‑current) balance of $167.0 million.

As at	December 31, 2018
Risk management assets (a)	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Natural gas	$200.8	$(82.0)	$—	$118.8
NGL frac spread	18.7	(0.7)	—	18.0
Power	42.8	(7.8)	—	35.0
	$262.3	$(90.5)	$—	$171.8

Risk management liabilities (b)
Natural gas	$340.4	$(82.0)	$(3.3)	$255.1
NGL frac spread	2.7	(0.7)	—	2.0
Power	50.6	(7.8)	1.2	44.0
Foreign exchange	1.2	—	—	1.2
	$394.9	$(90.5)	$(2.1)	$302.3

(a)	Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $114.1 million and risk management assets (non‑current) balance of $57.7 million.

(b)
Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $89.3 million and risk management liabilities (non‑current) balance of $213.0 million.

Cash Collateral

The following table presents collateral not offset against risk management assets and liabilities:

As at	December 31, 2019	December 31, 2018
Collateral posted with counterparties	$29.1	$27.6
Cash collateral held representing an obligation	$0.3	$0.8

Any collateral posted that is not offset against risk management assets and liabilities is included in line item “prepaid expenses and other current assets” in the Consolidated Balance Sheets. Collateral received and not offset against risk management assets and liabilities is included in line item “customer deposits” in the Consolidated Balance Sheets.

Certain derivative instruments contain contract provisions that require collateral to be posted if the credit rating of AltaGas or certain of its subsidiaries falls below certain levels. At December 31, 2019, AltaGas has posted $5.5 million (December 31, 2018 - $nil) of collateral related to its derivative liabilities that contained credit-related contingent features. The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if specific credit-risk-related contingent features underlying these agreements were triggered:

As at	December 31, 2019	December 31, 2018
Risk management liabilities with credit-risk-contingent features	$42.2	$14.7
Maximum potential collateral requirements	$29.0	$7.5

Risks associated with financial instruments

AltaGas is exposed to various financial risks in the normal course of operations such as market risks resulting from fluctuations in commodity prices, currency exchange rates and interest rates as well as credit risk and liquidity risk.

Commodity Price Risk

AltaGas enters into financial derivative contracts to manage exposure to fluctuations in commodity prices. The use of derivative instruments is governed under formal risk management policies and is subject to parameters set out by AltaGas’ Risk Management Committee and Board of Directors. AltaGas does not make use of derivative instruments for speculative purposes.

Natural Gas

In the normal course of business, AltaGas purchases and sells natural gas to support its infrastructure business. The fixed price and market price contracts for both the purchase and sale of natural gas extend to 2033. In addition, AltaGas may enter into financial derivative contracts as part of WGL’s asset optimization program. WGL optimized the value of its long-term natural gas transportation and storage capacity resources during periods when these resources are not being used to physically serve utility customers.

AltaGas had the following forward contracts and commodity swaps outstanding related to the activities in the energy services business as at December 31, 2019 and 2018:

December 31, 2019	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value
Sales	1.32 to 6.81	1-166	698,126,985	$28.9
Purchases	0.22 to 6.81	1-167	1,406,991,689	$(104.4)
Swaps	0.22 to 10.24	1-51	541,652,374	$(1.7)

December 31, 2018	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value
Sales	1.07 to 12.19	1-178	858,640,810	$19.0
Purchases	0.69 to 16.26	1-179	1,638,207,391	$(179.5)
Swaps	2.56 to 15.37	1-231	621,578,572	$20.9

Energy Exports

AltaGas entered into a series of swaps to lock in a portion of the volumes exposed to the propane price differential between North American Indices and the Far East Index for contracts not under tolling arrangements at RIPET. AltaGas had the following contracts outstanding as at December 31, 2019:

December 31, 2019	Fixed price (per Bbl)	Period (months)	Notional volume (Bbl)	Fair Value
Propane	21.49 to 29.71	1-27	9,374,826	$(75.4)

NGL Frac Spread

AltaGas entered into a series of swaps to lock in a portion of the volumes exposed to NGL frac spread. AltaGas had the following contracts outstanding as at December 31, 2019 and 2018:

December 31, 2019	Fixed price	Period (months)	Notional volume		Fair Value
Butane swaps	73.02 to 75.15/Bbl	1-12	346,852	Bbl	$(0.5)
Crude oil swaps	73.02 to 75.15/Bbl	1-12	212,587	Bbl	$(0.9)
Natural gas swaps	1.58 to 1.86/GJ	1-12	3,883,992	GJ	$—

December 31, 2018	Fixed price	Period (months)	Notional volume		Fair Value
Propane swaps	$38.89 to $47.63/Bbl	1-12	1,725,114	Bbl	$12.6
Butane swaps	$52.95 to $55.26/Bbl	1-12	74,371	Bbl	$1.2
Crude oil swaps	$79.64 to $86.28/Bbl	1-12	329,230	Bbl	$6.0
Natural gas swaps	$1.38 to $1.68/GJ	1-12	9,490,365	GJ	$(3.8)

Power

AltaGas sells power to the Alberta Electric System Operator at market prices. AltaGas also sells power through its WGL Energy Services affiliate, to commercial, industrial and mass market users within the PJM Regional Transmission Organization at fixed and market prices. AltaGas' strategy is to mitigate the cash flow risk to Alberta power prices to provide predictable earnings. Therefore, AltaGas uses third-party swaps and purchase contracts to fix the prices over time on a portion of the volumes to mitigate financial exposure associated with the sale contracts. These power purchase and sale contracts extend to 2024. As at December 31, 2019, AltaGas had no intention to terminate any contracts prior to maturity. AltaGas had the following power commodity forward contracts and commodity swaps outstanding as at December 31, 2019 and 2018:

December 31, 2019	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value
Power sales	31.63 to 66.76	1-42	8,034,024	$39.0
Power purchases	31.63 to 66.76	1-60	8,552,467	$(27.3)
Swap purchases	(7.88) to 74.26	1-48	25,058,577	$(23.8)

December 31, 2018	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value
Power sales	26.90 to 95.03	1-60	11,881,575	$(1.9)
Power purchases	25.50 to 50.25	1-42	8,507,874	$16.4
Swap purchases	(6.07) to 76.18	1-48	20,957,180	$(22.3)

The table below provides the potential impact on pre-tax income due to changes in the fair value of risk management contracts in place as at December 31, 2019:

Factor	Increase or decrease to forward prices	Increase or decrease to income before tax ($ millions)
Alberta power price	$1/MWh	2.3
PJM power price	US$1/MWh	1.9
AECO natural gas price	$0.50/GJ	1.1
NYMEX natural gas price	US$0.50/GJ	2.6
Energy Exports:
Propane Far East Index to Mont Belvieu spread	$1/Bbl	3.4
Baltic LPG Freight	$1/Bbl	6.1
NGL frac spread:
Western Texas Intermediate (WTI) crude oil	$1/Bbl	0.6
Natural gas	$0.50/GJ	1.9

Foreign Exchange Risk

AltaGas is exposed to foreign exchange risk as changes in foreign exchange rates may affect the fair value or future cash flows of the Corporation’s financial instruments. AltaGas has foreign operations whereby the functional currency is the U.S. dollar. As a result, the Corporation’s earnings, cash flows, and OCI are exposed to fluctuations resulting from changes in foreign exchange rates. This risk is partially mitigated to the extent that AltaGas has U.S. dollar-denominated debt and/or preferred shares outstanding. AltaGas may also enter into foreign exchange forward derivatives to manage the risk of fluctuating cash flows due to variations in foreign exchange rates. As at December 31, 2019 and December 31, 2018, AltaGas did not have any outstanding foreign exchange forward contracts.

AltaGas may designate its U.S. dollar-denominated debt as a net investment hedge of its U.S. subsidiaries. As at December 31, 2019, AltaGas has designated US$300.0 million of outstanding debt as a net investment hedge (December 31, 2018 - US$1,494.0 million). For the year ended December 31, 2019, AltaGas incurred after-tax unrealized gains of $60.0 million arising from the translation of debt in OCI (2018 ‑ after-tax unrealized loss of $80.2 million).

Interest Rate Risk

AltaGas is exposed to interest rate risk as changes in interest rates may impact future cash flows and the fair value of its financial instruments. The Corporation manages its interest rate risk by holding a mix of both fixed and floating interest rate debt. As at December 31, 2019, approximately 76 percent of AltaGas’ total outstanding short-term and long-term debt was at fixed rates (December 31, 2018 - 59 percent). In addition, from time to time, AltaGas may enter into interest rate swap agreements to fix the interest rate on a portion of its banker’s acceptances issued under its credit facilities. There were no outstanding interest rate swaps as at December 31, 2019.

Credit Risk

Credit risk results from the possibility that a counterparty to a financial instrument fails to fulfill its obligations in accordance with the terms of the contract.

AltaGas' credit policy details the parameters used to grant, measure, monitor and report on credit provided to counterparties. AltaGas minimizes counterparty risk by conducting credit reviews on counterparties in order to establish specific credit limits, both prior to providing products or services and on a recurring basis. In addition, most contracts include credit mitigation clauses that allow AltaGas to obtain financial or performance assurances from counterparties under certain circumstances. AltaGas maintains an allowance for doubtful accounts in the normal course of its business.

AltaGas' maximum credit exposure consists primarily of the carrying value of the non-derivative financial assets and the fair value of derivative financial assets. As at December 31, 2019, AltaGas had no concentration of credit risk with a single counterparty.

Weather Related Instruments

WGL Energy Services utilizes heating degree day (HDD) instruments from time to time to manage weather and price risks related to its natural gas and electricity sales during the winter heating season. WGL Energy Services also utilizes cooling degree day (CDD) instruments and other instruments to manage weather and price risks related to its electricity sales during the summer cooling season. These instruments cover a portion of estimated revenue or energy-related cost exposure to variations in HDDs or CDDs. For the year ended December 31, 2019, a pre-tax loss of $1.9 million was recorded related to these instruments (2018 - pre-tax loss of $1.0 million).

Accounts Receivable Past Due or Impaired
AltaGas had the following past due or impaired accounts receivable (AR):

As at December 31, 2019	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$1,238.2	$343.5	$33.2	$757.9	$61.2	$11.6	$30.8
Other	17.4	—	—	17.3	—	—	0.1
Allowance for credit losses	(33.2)	—	(33.2)	—	—	—	—
	$1,222.4	$343.5	$—	$775.2	$61.2	$11.6	$30.9

As at December 31, 2018	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$1,574.6	$447.5	$54.7	$961.5	$74.1	$12.8	$24.0
Other	27.6	—	—	27.5	—	—	0.1
Allowance for credit losses	(54.7)	—	(54.7)	—	—	—	—
	$1,547.5	$447.5	$—	$989.0	$74.1	$12.8	$24.1

Allowance for credit losses	December 31, 2019	December 31, 2018
Balance, beginning of year	$54.7	$2.4
Foreign exchange translation	(2.6)	0.1
New allowance (a)	27.5	53.1
Change in allowance (b)	(9.2)	(0.9)
Allowance applied to uncollectible customer accounts	(37.2)	—
Balance, end of year	$33.2	$54.7

(a)	Upon close of the WGL Acquisition in 2018, AltaGas acquired WGL’s allowance for credit losses of approximately $52.9 million.

(b)	Includes removal of allowance related to asset disposals of approximately $8.1 million in 2019.

Liquidity Risk

Liquidity risk is the risk that AltaGas will not be able to meet its financial obligations as they come due. AltaGas manages this risk through its extensive budgeting and monitoring process to ensure it has sufficient cash and credit facilities to meet its obligations. AltaGas' objective is to maintain its investment-grade ratings to ensure it has access to debt and equity funding as required.

AltaGas had the following contractual maturities with respect to financial liabilities:

	Contractual maturities by period
As at December 31, 2019	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$1,324.9	$1,324.9	$—	$—	$—
Dividends payable	22.3	22.3	—	—	—
Short-term debt	460.0	460.0	—	—	—
Other current liabilities (a)	15.4	15.4	—	—	—
Risk management contract liabilities	291.8	124.8	34.1	13.2	119.7
Current portion of long-term debt (b)	920.4	920.4	—	—	—
Long-term debt (b)	5,872.5	—	1,489.2	921.3	3,462.0
	$8,907.3	$2,867.8	$1,523.3	$934.5	$3,581.7

(a)	Excludes non-financial liabilities.

(b)	Excludes deferred financing costs, discounts, finance lease liabilities, and the fair value adjustment on the WGL Acquisition.

	Contractual maturities by period
As at December 31, 2018	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$1,488.2	$1,488.2	$—	$—	$—
Dividends payable	22.0	22.0	—	—	—
Short-term debt	1,209.9	1,209.9	—	—	—
Other current liabilities (a)	11.2	11.2	—	—	—
Other long-term liabilities (a)	2.0	—	2.0	—	—
Risk management contract liabilities	302.3	89.3	113.3	33.3	66.4
Current portion of long-term debt (b)	888.5	888.5	—	—	—
Long-term debt (b)	8,014.8	—	3,063.4	1,592.6	3,358.8
	$11,938.9	$3,709.1	$3,178.7	$1,625.9	$3,425.2

(a)	Excludes non-financial liabilities.

(b)	Excludes deferred financing costs, discounts, finance lease liabilities, and the fair value adjustment on the WGL Acquisition.